Provisions - Summary (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2018
Reconciliation of changes in other provisions [abstract]
Provisions, opening balance	$ 17.1	$ 15.6
Additional provisions recognized	16.3	7.7
Reductions resulting from settlement	(9.9)	(6.3)
Release of provisions		0.2
Other	(0.7)	(0.1)
Provisions, closing balance	22.8	17.1
Disclosure of nature of provisions [Abstract]
Current provisions			$ 8.1	$ 6.3
Non-current provisions			14.7	10.8
Provisions	17.1	15.6	22.8	17.1
Warranty
Reconciliation of changes in other provisions [abstract]
Provisions, opening balance	9.3	8.1
Additional provisions recognized	9.1	4.8
Reductions resulting from settlement	(5.4)	(3.4)
Release of provisions		0.0
Other	(0.7)	(0.2)
Provisions, closing balance	12.3	9.3
Disclosure of nature of provisions [Abstract]
Provisions	9.3	8.1	12.3	9.3
Sales contracts
Reconciliation of changes in other provisions [abstract]
Provisions, opening balance	3.0	3.0
Additional provisions recognized	0.0	0.0
Reductions resulting from settlement	0.0	0.0
Release of provisions		0.0
Other	0.0	0.0
Provisions, closing balance	3.0	3.0
Disclosure of nature of provisions [Abstract]
Provisions	3.0	3.0	3.0	3.0
Sales returns
Reconciliation of changes in other provisions [abstract]
Provisions, opening balance	3.3	3.4
Additional provisions recognized	5.9	2.5
Reductions resulting from settlement	(4.2)	(2.9)
Release of provisions		0.2
Other	0.0	0.1
Provisions, closing balance	5.0	3.3
Disclosure of nature of provisions [Abstract]
Provisions	3.3	3.4	5.0	3.3
Other
Reconciliation of changes in other provisions [abstract]
Provisions, opening balance	1.5	1.1
Additional provisions recognized	1.3	0.4
Reductions resulting from settlement	(0.3)	0.0
Release of provisions		0.0
Other	0.0	0.0
Provisions, closing balance	2.5	1.5
Disclosure of nature of provisions [Abstract]
Provisions	$ 1.5	$ 1.1	$ 2.5	$ 1.5